Employee Future Benefits - Re-measurement Gain/Loss Recorded in Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension plans
Disclosure of defined benefit plans [line items]
Experience	$ 17	$ (2)
Demographic assumption changes	24	0
Economic assumption changes	(19)	101
Return on plan assets (excluding interest income)	27	(31)
Change in effect of asset limit (excluding interest)	0	(1)
Total re-measurement gains (losses) recorded in OCI, net of tax	49	67
Retiree welfare plans
Disclosure of defined benefit plans [line items]
Experience	10	16
Demographic assumption changes	6	0
Economic assumption changes	3	19
Return on plan assets (excluding interest income)	13	(19)
Change in effect of asset limit (excluding interest)	0	0
Total re-measurement gains (losses) recorded in OCI, net of tax	$ 32	$ 16